Reserves	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Reserves
28.	Reserves

(1)	Details of reserves, net of taxes, as of December 31, 2021 and 2020 are as follows:

(In millions of won)	December 31, 2021		December 31, 2020
Valuation gain on FVOCI	￦	633,240	438,979
Other comprehensive gain (loss) of investments in associates and joint ventures		53,770	(392,333)
Valuation gain on derivatives		33,918	17,615
Foreign currency translation differences for foreign operations		14,310	(24,122)

	￦	735,238	40,139

(2)	Changes in reserves for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	Valuation gain (loss) on financial assets at FVOCI		Other comprehensive income(loss) of investments in associates and joint ventures	Valuation gain (loss) on derivatives	Foreign currency translation differences for foreign operations	Total
Balance at January 1, 2020	￦	(47,086)	(278,142)	(920)	(3,428)	(329,576)
Changes, net of taxes		486,065	(114,191)	18,535	(20,694)	369,715
Balance at December 31, 2020	￦	438,979	(392,333)	17,615	(24,122)	40,139
Changes, net of taxes		194,261	446,103	16,303	38,432	695,099

Balance at December 31, 2021	￦	633,240	53,770	33,918	14,310	735,238

(3)	Changes in valuation gain (loss) on financial assets at FVOCI for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	2021		2020
Balance at January 1	￦	438,979	(47,086)
Amount recognized as other comprehensive income for the year, net of taxes		627,833	486,440
Amount reclassified to retained earnings, net of taxes		(12,429)	(375)
Changes from spin-off, net of taxes		(421,143)	—

Balance at December 31	￦	633,240	438,979

(4)	Changes in valuation gain (loss) on derivatives for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	2021		2020
Balance at January 1	￦	17,615	(920)
Amount recognized as other comprehensive income for the year, net of taxes		9,731	15,414
Amount reclassified to profit, net of taxes		6,572	3,121

Balance at December 31	￦	33,918	17,615